Taxes - Schedule of Components of the Income Tax Provision (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Current tax provision
Current tax provision	$ 69,732	$ 483,823	$ 26,708
Deferred tax provision (benefit)
Deferred tax provision (benefit)	507,034	1,734,765	1,811,466
Total income tax provision	576,766	2,218,588	1,838,174
Outside of Japan [Member]
Current tax provision
Current tax provision	65,998	480,272
Deferred tax provision (benefit)
Deferred tax provision (benefit)	853,825	177,877
Inside of Japan [Member]
Current tax provision
Current tax provision	3,734	3,551	26,708
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ (346,791)	$ 1,556,888	$ 1,811,466